Interest in Associates - Summary of Particulars of Material Associate (Detail) - CNY (¥)	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Disclosure of associates [Line Items]
Proportion of ownership interest held by a subsidiary		20.65%	20.65%
Paid up capital		¥ 254,056,000,000	¥ 254,056,000,000	¥ 254,056,000,000	¥ 254,056,000,000
China Tower Corporation Limited ("Tower Company") [member]
Disclosure of associates [Line Items]
Name		Tower Company
Form of business structure		Incorporated
Place of incorporation		The PRC
Place of business		The PRC
Proportion of ownership interest held by a subsidiary	20.65%	20.65%	20.65%	28.10%
Paid up capital		¥ 176,008,471,024
Principal activities		Construction, maintenance and operation of communications towers in the PRC (Note 45.2)